Additional Information-Financial Statement Schedule 1 (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current asset:
Cash and cash equivalents	$ 18,180,733	$ 14,261,249	$ 13,291,063	$ 40,097,545
Total current assets	25,511,642	91,964,105
TOTAL ASSETS	69,148,830	102,649,663
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 439,876,279 and 455,223,849 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	45,523	43,988
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	455,223,849	439,876,279
Ordinary shares, outstanding	455,223,849	439,876,279
Additional paid-in capital	169,817,779	168,833,542
Accumulated other comprehensive income	7,228,441	7,700,798
Total Mecox Lane Limited equity	52,251,908	68,088,753
TOTAL LIABILITIES AND EQUITY	69,148,830	102,649,663
MECOX LANE LIMITED
Current asset:
Cash and cash equivalents	3,337,249	967,568	1,493,563	2,096,837
Total current assets	3,337,249	967,568
Investments in subsidiaries and affiliates	49,797,651	67,726,713
TOTAL ASSETS	53,134,900	68,694,281
Current liabilities:
Accrued expenses and other current liabilities	882,992	605,528
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 439,876,279 and 455,223,849 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	45,523	43,988
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	455,223,849	439,876,279
Ordinary shares, outstanding	455,223,849	439,876,279
Additional paid-in capital	169,817,779	168,833,542
Accumulated deficit	(124,839,835)	(108,489,575)
Accumulated other comprehensive income	7,228,441	7,700,798
Total Mecox Lane Limited equity	52,251,908	68,088,753
TOTAL LIABILITIES AND EQUITY	$ 53,134,900	$ 68,694,281